Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill by Business Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2017
Goodwill [Line Items]
Goodwill	¥ 1,118,889	¥ 1,094,344	¥ 1,093,554
Accumulated impairment losses	(723,492)	(723,492)	(575,928)
Goodwill (Notes 2 and 6)	303,611	370,852	517,626
Goodwill acquired during the fiscal year		5,269
Impairment loss	0	(147,564)	(383,810)
Foreign currency translation adjustments and other	24,545	(4,479)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank	(91,786)
Goodwill, fully impaired				¥ 1,900,019
Operating Segments | Customer business | Global Corporate & Investment Banking Business Group
Goodwill [Line Items]
Goodwill	144,793	140,099	138,538
Accumulated impairment losses	(63,393)	(63,393)	32,868
Goodwill (Notes 2 and 6)	78,985	76,706	105,670
Goodwill acquired during the fiscal year		1,105
Impairment loss		(30,525)
Foreign currency translation adjustments and other	4,694	456
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank	(2,415)
Operating Segments | Customer business | Global Commercial Banking Business Group
Goodwill [Line Items]
Goodwill	736,002	728,644	738,645
Accumulated impairment losses	(645,731)	(645,731)	(528,692)
Goodwill (Notes 2 and 6)	900	82,913	209,953
Goodwill acquired during the fiscal year		0
Impairment loss		(117,039)
Foreign currency translation adjustments and other	7,358	(10,001)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank	(89,371)
Operating Segments | Customer business | Asset Management & Investor Services Business Group
Goodwill [Line Items]
Goodwill	235,794	223,301	214,071
Accumulated impairment losses	(14,368)	(14,368)	(14,368)
Goodwill (Notes 2 and 6)	221,426	208,933	199,703
Goodwill acquired during the fiscal year		4,164
Impairment loss		0
Foreign currency translation adjustments and other	12,493	5,066
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank	0
Operating Segments | Global Markets Business Group
Goodwill [Line Items]
Goodwill	2,300	2,300	2,300
Accumulated impairment losses	0	0	0
Goodwill (Notes 2 and 6)	2,300	2,300	¥ 2,300
Goodwill acquired during the fiscal year		0
Impairment loss		0
Foreign currency translation adjustments and other	0	¥ 0
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank	¥ 0